Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Total revenue	$ 65	$ 65	$ 1,256	$ 95
Operating expenses:
Research and development	3,787	1,320	8,287	4,363
Selling, general and administrative	2,210	1,206	7,616	4,381
Total operating expenses	5,997	2,526	15,903	8,744
Loss from operations	(5,932)	(2,461)	(14,647)	(8,649)
Other (income) expense:
Amortization of deferred financing costs and debt discount	0	536	755	3,485
Loss on extinguishment of debt			1,389	0
Interest expense on beneficial conversion feature			0	10,802
Interest expense — related party			0	892
Interest expense	(1)	44	48	192
Derivative fair value adjustment	0	(2,783)	(10,080)	7,886
Other expense	0	10	10	0
Total other (income) expense:	(1)	(2,193)	(7,878)	23,257
Income (Loss) from continuing operations before taxes	(5,931)	(268)	(6,769)	(31,906)
Income tax benefit	0	313	1,166	575
Income (Loss) from continuing operations	(5,931)	45	(5,603)	(31,331)
Income (Loss) from discontinued operations, net of tax expense of $1,166 and $575 for the years ended December 31, 2014 and 2013, respectively	(453)	367	1,369	870
Net loss	(6,384)	412	(4,234)	(30,461)
Deemed dividend for beneficial conversion feature on Series D-2 preferred stock	0	(909)	(909)	(4,232)
Deemed dividend for antidilution adjustments to convertible preferred stock	0	(214)	(214)	(6,402)
Accretion of convertible preferred stock	0	(510)	(510)	(5,714)
Net loss attributable to common stockholders - basic	(6,384)	(1,221)	(5,867)	(46,809)
Derivative fair value adjustment	0	(2,783)	(10,080)	0
Net loss attributable to common stockholders - diluted	$ (6,384)	$ (4,004)	$ (15,947)	$ (46,809)
Net loss per share attributable to common stockholders - basic
Income (loss) per share, continuing operations, per basic share	$ (0.70)	$ (4.75)	$ (1.28)	$ (142.06)
Income (loss) per share, discontinued operations, per basic share	(0.05)	1.10	0.24	2.59
Basic (USD per share)	(0.75)	(3.65)	(1.04)	(139.47)
Income (loss) per share, continuing operations, per diluted share	(0.70)	(7.17)	(2.92)	(142.06)
Income (loss) per share, discontinued operations, per diluted share	(0.05)	0.60	0.23	2.59
Diluted (USD per share)	$ (0.75)	$ (6.57)	$ (2.69)	$ (139.47)
Weighted average common shares outstanding:
Basic (shares)	8,516,467	334,086	5,663,311	335,612
Diluted (shares)	8,516,467	609,074	5,937,087	335,612